Income Taxes (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 21, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Profits tax rates, description	the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazette on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.
Favorable tax rate amounted (in Dollars)		$ 7,999	$ 6,360	$ 6,808
Per share effect of the favorable tax rate (in Dollars per share)		$ 0.12	$ 0.12	$ 0.17
Withholding income tax rate		10.00%
Subject to withholding tax rate		5.00%
Subsidiary Horgos [Member]
Income Taxes (Details) [Line Items]
Preferential income tax rate		15.00%
Beijing Leshare [Member]
Income Taxes (Details) [Line Items]
Preferential Income Tax Rate		15.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Profits tax rates, description		The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. For the years ended December 31, 2019, 2020 and 2021, Beijing Glary Wisdom was recognized as small low-profit enterprise and received a preferential income tax rate of 10%. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom were eligible to be exempted from income tax from 2017 to 2020, and enjoy a preferential income tax rate of 15% that are expected to last from 2021 to 2025. Horgos Technology is eligible to be exempted from income tax from 2020 to 2024, and expected to enjoy a preferential income tax rate of 15% from 2025 to 2029, as they are all incorporated in the Horgos Economic District, Xinjiang province.